INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortizing intangible assets:
Gross carrying amount					¥ 400,444
Accumulated amortization	$ (2,907)				(20,187)
Net carrying amount					380,257
Indefinite-lived intangible assets
Indefinite-lived intangible assets					37,000
Total intangible assets
Total intangible assets, gross	63,005				437,444
Total intangible assets, net	60,098				417,257
Amortization expense	$ 2,748	¥ 19,081	¥ 350	¥ 160
Future amortization of lease intangibles
2017					55,990
2018					55,990
2019					55,990
2020					55,990
2021					55,990
Customer list
Intangible assets
Weighted average amortization period	6 years	6 years
Amortizing intangible assets:
Gross carrying amount					239,309
Accumulated amortization					(13,295)
Net carrying amount					226,014
Trademark
Intangible assets
Weighted average amortization period	10 years	10 years
Amortizing intangible assets:
Gross carrying amount					150,637
Accumulated amortization					(5,021)
Net carrying amount					145,616
Acquired software
Intangible assets
Weighted average amortization period	10 years	10 years
Amortizing intangible assets:
Gross carrying amount					10,498
Accumulated amortization					(1,871)
Net carrying amount					8,627
License of Shanghai Exchange
Indefinite-lived intangible assets
Indefinite-lived intangible assets					¥ 37,000